Details to the consolidated statements of cash flows (Details 4) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Acquisitions applying optional concentration test	$ 1,537	$ 1,537
Acquisitions
Statement [line items]
Cash and cash equivalents acquired through acquisitions applying the optional concentration test		$ 70	$ 0